Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	100 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000112074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Contrarian Core Fund Class 1 ($38,110)
C000112075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Contrarian Core Fund Class 2 ($37,157)
C000125446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund Class 1 ($11,676)
C000125447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund Class 2 ($11,386)
C000034145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Small Cap Value Fund Class 1 ($29,643)
C000034146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Small Cap Value Fund Class 2 ($28,914)
C000029536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Small Company Growth Fund Class 1 ($41,115)
C000029537
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Small Company Growth Fund Class 2 ($40,084)
C000034143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Strategic Income Fund Class 1 ($15,203)
C000034144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Variable Portfolio – Strategic Income Fund Class 2 ($14,789)
C000193050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Risk Fund Class 2 ($15,510)
C000193051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Risk U.S. Fund Class 2 ($17,260)
C000206835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Conservative Fund Class 1 ($14,123)
C000125448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Conservative Fund Class 2 ($13,881)
C000206836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Conservative Growth Fund Class 1 ($15,851)
C000125449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Conservative Growth Fund Class 2 ($15,577)
C000205759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Growth Fund Class 1 ($19,911)
C000125450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – Managed Volatility Growth Fund Class 2 ($19,575)
C000206837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 1 ($16,150)
C000174387
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – U.S. Flexible Conservative Growth Fund Class 2 ($15,870)
C000206838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – U.S. Flexible Growth Fund Class 1 ($21,557)
C000174388
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – U.S. Flexible Growth Fund Class 2 ($21,170)
C000206839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund Class 1 ($18,730)
C000174389
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund Class 2 ($18,420)
Without Sales Load [Member] | C000112074
Average Annual Return [Line Items]
Average Annual Return, Percent	17.65%	14.18%			14.32%
Without Sales Load [Member] | C000112075
Average Annual Return [Line Items]
Average Annual Return, Percent	17.35%	13.89%			14.03%
Without Sales Load [Member] | C000125446
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	(5.24%)			1.56%
Without Sales Load [Member] | C000125447
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%	(5.48%)			1.31%
Without Sales Load [Member] | C000034145
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	12.48%			11.48%
Without Sales Load [Member] | C000034146
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%	12.19%			11.20%
Without Sales Load [Member] | C000029536
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	3.59%			15.19%
Without Sales Load [Member] | C000029537
Average Annual Return [Line Items]
Average Annual Return, Percent	21.29%	3.32%			14.89%
Without Sales Load [Member] | C000034143
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	2.20%			4.28%
Without Sales Load [Member] | C000034144
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%	1.87%			3.99%
Without Sales Load [Member] | C000193050
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%	4.73%	5.43%
Without Sales Load [Member] | C000193051
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%	5.64%	6.80%
Without Sales Load [Member] | C000206835
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	1.41%			3.51%
Without Sales Load [Member] | C000125448
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%	1.15%			3.33%
Without Sales Load [Member] | C000206836
Average Annual Return [Line Items]
Average Annual Return, Percent	11.25%	2.92%			4.71%
Without Sales Load [Member] | C000125449
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	2.66%			4.53%
Without Sales Load [Member] | C000205759
Average Annual Return [Line Items]
Average Annual Return, Percent	14.97%	6.09%			7.13%
Without Sales Load [Member] | C000125450
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%	5.83%			6.95%
Without Sales Load [Member] | C000206837
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%	3.79%		5.37%
Without Sales Load [Member] | C000174387
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	3.53%		5.17%
Without Sales Load [Member] | C000206838
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%	7.63%		8.75%
Without Sales Load [Member] | C000174388
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%	7.36%		8.53%
Without Sales Load [Member] | C000206839
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%	5.72%		7.09%
Without Sales Load [Member] | C000174389
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	5.46%		6.89%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%			14.59%
Columbia Threadneedle: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($39,030)
Average Annual Return, Percent	17.37%	13.59%			14.59%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%			14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%			14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%			14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%			14.29%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($15,176)
Average Annual Return, Percent	13.45%	1.74%			4.26%
Columbia Threadneedle: JPMorgan Emerging Markets Bond Index - Global
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global ($15,176)
Average Annual Return, Percent	13.45%	1.74%			4.26%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($18,193)
Average Annual Return, Percent	31.22%	8.92%	7.48%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($31,452)
Average Annual Return, Percent	17.88%	14.42%	14.80%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%			14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%			14.29%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,120)
Average Annual Return, Percent	17.88%	14.42%		15.73%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,120)
Average Annual Return, Percent	17.88%	14.42%		15.73%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,608)
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,608)
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,608)
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,608)
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
Columbia Threadneedle: Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index ($12,163)
Average Annual Return, Percent	6.62%	(4.89%)			1.98%
Columbia Threadneedle: Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index ($12,163)
Average Annual Return, Percent	6.62%	(4.89%)			1.98%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%			9.27%
Columbia Threadneedle: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index ($24,256)
Average Annual Return, Percent	12.59%	8.88%			9.27%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($24,949)
Average Annual Return, Percent	13.01%	3.18%			9.57%
Columbia Threadneedle: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index ($24,949)
Average Annual Return, Percent	13.01%	3.18%			9.57%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($9,844)
Average Annual Return, Percent	8.47%	(5.21%)			(0.16%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
Average Annual Return, Percent	8.55%	4.48%			6.42%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($12,199)
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Columbia Threadneedle: FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged ($9,844)
Average Annual Return, Percent	8.47%	(5.21%)			(0.16%)
Columbia Threadneedle: ICE BofA US Cash Pay High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index ($18,626)
Average Annual Return, Percent	8.55%	4.48%			6.42%
Columbia Threadneedle: Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000® Index, 15% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 15% MSCI EAFE Index (Net) ($17,664)
Average Annual Return, Percent	14.25%	5.80%	7.09%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	7.30%	(0.36%)	1.69%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($30,005)
Average Annual Return, Percent	17.15%	13.15%	14.15%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($19,465)
Average Annual Return, Percent	12.64%	6.99%	8.35%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,489)
Average Annual Return, Percent	7.30%	(0.36%)	1.69%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 6% MSCI EAFE Index (Net) ($15,069)
Average Annual Return, Percent	10.06%	2.10%			4.19%
Columbia Threadneedle: Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 6% MSCI EAFE Index (Net) ($15,069)
Average Annual Return, Percent	10.06%	2.10%			4.19%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net) ($17,519)
Average Annual Return, Percent	12.21%	3.93%			5.77%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 11% MSCI EAFE Index (Net) ($17,519)
Average Annual Return, Percent	12.21%	3.93%			5.77%
Columbia Threadneedle: Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	46% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
Average Annual Return, Percent	16.30%	7.67%			8.98%
Columbia Threadneedle: Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	46% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net) ($23,635)
Average Annual Return, Percent	16.30%	7.67%			8.98%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ($18,000)
Average Annual Return, Percent	11.05%	4.77%		6.63%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,608)
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
Columbia Threadneedle: Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ($18,000)
Average Annual Return, Percent	11.05%	4.77%		6.63%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,608)
Average Annual Return, Percent	7.30%	(0.36%)		1.64%
Columbia Threadneedle: Blended Benchmark - 65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index ($25,714)
Average Annual Return, Percent	14.23%	9.21%		10.86%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,120)
Average Annual Return, Percent	17.88%	14.42%		15.73%
Columbia Threadneedle: Blended Benchmark - 65% S&P 500® Index, 35% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index ($25,714)
Average Annual Return, Percent	14.23%	9.21%		10.86%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,120)
Average Annual Return, Percent	17.88%	14.42%		15.73%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($21,562)
Average Annual Return, Percent	12.64%	6.99%		8.75%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,120)
Average Annual Return, Percent	17.88%	14.42%		15.73%
Columbia Threadneedle: Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 50% Bloomberg U.S. Aggregate Bond Index ($21,562)
Average Annual Return, Percent	12.64%	6.99%		8.75%
Columbia Threadneedle: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,120)
Average Annual Return, Percent	17.88%	14.42%		15.73%